Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments
Share-based payments

20 Share‑based payments

As of December 31, 2020 and 2019, the Group had the following share‑based payment arrangements.

(i)  Virtual share option program 2016 (Cash‑settled)

On July 1, 2016, the Group established a virtual share option program (the “2016 VSOP”) under Centogene AG that entitles the management board to grant virtual share options to individuals, in regard to services they provide and their continuous commitment to the Group. The 2016 VSOP allowed the management board to grant up to 1,000,000 virtual options, representing 5% of the original 205,000 shares of Centogene AG which are issued and owned by the original shareholders. The share options are subject to service conditions.

The completion of IPO in November 2019 was defined as one of the “exit events” in the 2016 VSOP program.  Accordingly, all options granted under the 2016 VSOP vested immediately in full upon the completion of the IPO.   In addition, holders of vested options are entitled to receive a direct cash payment from the Company according to the calculation as stipulated in the program, which is determined based on the IPO price of the shares of Centogene N.V. and the exercise prices of the vested options.  As of December 31, 2019, all options under the 2016 VSOP were considered vested and exercised and a liability with an carrying amount of EUR 2,768k (2018: EUR 2,170k) was recorded.

The payment to the option holders will be reimbursed by the original shareholders of the Company at the same time as the obligation to pay the options holders arises.  A respective receivable against the shareholders was recorded (see note 15). As this is a shareholder transaction, the respective receivable against the shareholders was recorded against equity (capital reserve). Upon the completion of the July 2020 Offering, the relevant payments to the holders of vested options were settled by the proceeds received from such original shareholders from the sale of their shares.

	2019
	Number	WAEP
Outstanding as of January 1	802,283	3.22
Exercised during the year	(802,283)	3.45
Outstanding as of December 31	—	—
Vested as of December 31	—	—
Exercisable as of December 31	—	—

(ii)  Virtual share option program 2017 (Cash‑settled)

In 2017, the Group established an additional virtual share option program (the “2017 VSOP”) that entitled the management board to grant virtual share options to individuals, in regard to services they provide and their continuous commitment to the Group. The 2017 VSOP allowed the management board to grant up to 29,560 virtual options, representing approximately 10% of the total shares of Centogene AG which were then issued and anticipated to be issued after additional investment by the investors. Under this program, holders of vested options were entitled to receive a direct cash payment from the Company, which is determined based on the exit price of the Company’s shares, upon the occurrence of any of the “exit events” as defined in the 2017 VSOP.  The vesting period was three years commencing on the day of grant, during which one-third of the granted options would vest at the end of each year of grant. Upon an exit event, the vesting of any unvested awards will be accelerated.

As part of the corporate reorganization, in connection with the IPO (see note 1), a transfer agreement was entered into between the holders of options granted under the 2017 VSOP, Centogene AG and the Company in November 2019, according to which, the 2017 VSOP was terminated, and the option holders were instead granted new share options of the Centogene N.V. under the 2019 Plan (as defined and discussed below), determined based on the IPO price of the shares of Centogene N.V. and the number of options granted under the 2017 VSOP (see note 20(iii)).

	2019
	Number	WAEP
Outstanding as of January 1	10,496	1.0
Granted during the year	5,878	1.0
Cancelled during the year	(16,374)	1.0
Replacement awards granted during the year (note 20(iii))	805,308	0.12
Outstanding as of December 31	805,308	0.12
Vested as of December 31	805,308	0.12
Exercisable as of December 31	—	—

Upon the completion of the IPO, the liability under 2017 VSOP was calculated based on cash payment entitled to by the holders of options from the Company as stipulated in the program.

The termination of the 2017 VSOP and the grant of new share options of Centogene N.V. under the 2019 Plan was accounted for as a modification under IFRS 2.  The total accumulated  liability prior to the modification date of EUR 10,038k was reclassified to the capital reserve in 2019, since the new share options of Centogene N.V. are classified as an equity-settled share-based payment (see note 20(iii) below).

(iii)  2019 Equity Incentive Plan (2019 Plan)

In conjunction with the consummation of the IPO,  the Company established a new long‑term incentive plan (the “2019 Plan”) with the purpose of advancing the interests of our shareholders and other stakeholders by enhancing our ability to attract, retain and motivate individuals who are expected to make important contributions to us. The 2019 Plan governs issuances of equity and equity‑based incentive awards from and after the consummation of the IPO.  Awards under the 2019 Plan may be granted to our employees, the members of our management board and supervisory board, consultants or other advisors. As of January 1, 2021 the maximum number of common shares underlying awards that may be granted pursuant to the 2019 Plan (other than replacement awards) will not exceed 19% of the Company’s issued share capital. Such maximum number will be increased on January 1 of each calendar year, by an additional number of common shares equal to 3% of the Company’s issued share capital on such date (or a lower number of common shares as determined by the management board or supervisory board, where appropriate on the basis of a recommendation of the compensation committee (as the case may be, as prescribed by the 2019 Plan and, collectively, the “Committee”)).

In the event of a good leaver’s (as defined in the 2019 Plan) termination of employment or service, all vested awards will be exercised or settled in accordance with their terms within a period specified by the Committee and all unvested awards will be cancelled automatically unless decided otherwise by the Committee. In the event of a bad leaver’s (as defined in the 2019 Plan) termination of employment or service, all vested and unvested awards will be cancelled automatically without compensation.  Pursuant to an amendment to the 2019 Plan applicable to awards granted in the period between September 11, 2020 and November 25, 2020, unless otherwise determined by the Committee, in the event of a good leaver’s termination of employment or service, all unvested awards will vest in full and all vested awards that have not yet been exercised or settled must be exercised or settled in accordance with their terms within a period specified by the Committee. If those awards are not exercised or settled within such period, they will be cancelled automatically without compensation. This arrangement is applicable to awards granted in the above-mentioned period only (see note 20(vi)).

In the event of a change in control of the Company (as defined in the 2019 Plan), outstanding awards that will be substituted or exchanged for equivalent replacement awards, in connection with the change in control will be cancelled. Outstanding rewards that are not substituted or exchanged for equivalent replacement awards, in connection with the change in control will immediately vest and settle in full, unless otherwise decided by the Committee.

The grants disclosed in the following paragraphs were granted under the 2019 Plan.

(iv)  Equity share option - Replacement (ESOP 2017)

As discussed in note 20(ii), share options of Centogene N.V. were issued to the holders of options originally granted under 2017 VSOP as part of the corporate reorganization to replace the cash-settled share-based program.

The number of options granted to each holder was based on the number of options granted to them under 2017 VSOP and the IPO price of Centogene N.V. Accordingly, during 2019, 805,308 new share options were granted pursuant to the Centogene N.V. 2019 Plan, with each option representing the right to acquire one common share of Centogene N.V., with an exercise price equal to the nominal value of a share of Centogene N.V., which is EUR 0.12.  The options were considered vested upon the completion of the IPO, but were not exercisable in the first 180 days after the IPO (lock-up period). As of December 31, 2019 all granted options were outstanding.

	2020
	Number	WAEP
Outstanding as of January 1	805,308	0.12
Granted during the year	—	0.12
Cancelled during the year	—	0.12
Exercised during the year	(256,303)	0.12
Outstanding as of December 31	549,005	0.12
Vested as of December 31	549,005	0.12
Exercisable as of December 31	549,005	0.12

During 2020, 256,303 options were exercised. The weighted average share price at the date of exercise was USD 12.13.

The contractual term of the share options as of December 31, 2020 is nine years.

The share options issued under ESOP 2017 are equity-settled and the fair value of the options were recognized in equity under capital reserve on the date of grant.

(v)Equity share option 2019 (ESOP 2019) to Flemming Ornskov

In 2019, an agreement was entered into between the Company and Flemming Ornskov.  According to this agreement, a total of 396,522 options, each option representing the right to acquire one common share, were granted pursuant to the 2019 Plan for his services as chairman of the supervisory board, with an exercise price equaling the IPO price, which is EUR 12.58 per share, on the date of the IPO of the Company.  The vesting period was three years commencing on the day of grant, during which one-third of the granted options would vest at the end of each year of grant, with the first year ending on March 31, 2020.

The contractual term of the share options as of December 31, 2019 was ten years and the weighted average fair value of options outstanding was EUR 9.08.  The share options issued under “ESOP 2019” will be equity-settled and the fair value of the options were recognized in equity under capital reserve, based on the fair value on the date of grant, and will be charged to profit or loss over the vesting period using the graded approach.

On December 18, 2020, in an extraordinary general meeting of shareholders of Centogene N.V., the shareholders approved the grant of 300,000 restricted stock units (“RSUs”)  to Flemming Ornskov under the 2019 Plan, which replaced the ESOP 2019 and pursuant to which Flemming Ornskov will forfeit the options awarded to him thereunder in exchange for the RSUs granted to him. The RSUs will expire after ten years, will not be subject to any other performance criteria, will have no exercise price and will be settled in shares. With respect to the RSUs granted:

1.	33% will vest immediately;
2.	the remaining 67% will vest in two equal annual instalments on each relevant anniversary of October 1 following the date of grant; and
3.

will vest in full upon the occurrence of a change in control (as defined in the 2019 Plan), provided that the holder of the awards is an eligible participant (as defined in the 2019 Plan) on the date of such change in control.

	2019		2020
	Number	WAEP (EUR)	Number	WAEP
Outstanding as of January 1	—	—	396,522	12.58
Cancelled during the year	—	—	(396,522)	12.58
Replacement awards granted during the year	—	—	300,000	—
Granted during the year	396,522	12.58	—	—
Exercised during the year	—	—	—	—
Outstanding as of December 31	396,522	12.58	300,000	—
Vested as of December 31	—	—	100,000	—
Exercisable as of December 31	—	—	100,000	—

The replacement of the ESOP 2019 and the grant of new RSUs of Centogene N.V. was accounted for as modification under IFRS 2. The incremental fair value of EUR 135k will be recorded in the statement of comprehensive income over the vesting period of the replacement grant.

(vi)  2020 grant to management board and employees

On September 11, 2020, the Supervisory Board granted members of the management board the following options and RSUs under the 2019 Plan:

a.to the Company’s former Chief Executive Officer: 36,175 Options and 72,350 RSUs;

b.to the Company’s Chief Financial Officer: 16,250 Options and 32,250 RSUs; and

c.to the Company’s Chief Information Officer: 15,000 Options and 30,000 RSUs.

On September 11, 2020, the management board granted 87,500 options and 75,000 RSUs to other key current and former executive officers under the 2019 Plan.  On October 15, 2020, 251,500 RSUs were granted to employees, subject to the terms of the 2019 Plan, the applicable award agreement and the terms specified in the authorization from the Supervisory Board for this purpose.

Apart from one award that immediately vested in full on the grant date and another award that vests in three equal tranches on each anniversary of its date of first employment, all other awards referred to above will vest in three equal tranches from January 1 following the grant date, in accordance with the following vesting schedule:

i.one third of the award vests on January 1, 2021;

ii.one third of the award vests on January 1, 2022; and

iii.one third of the award vests on January 1, 2023.

All of the foregoing awards vest in full when the participant is considered to be a good leaver within the meaning of the 2019 Plan effective as of grant date, as discussed in note 20(iii). As a result, unrecognized costs related to any unvested part of the award of a good leaver will result in accelerated recognition of these unrecognized costs in the statement of comprehensive income in the period when the employment contract has been terminated. Furthermore, all of the foregoing awards vest upon the occurrence of a change of control as defined by the 2019 Plan, unless the holder is no longer eligible to participate in the 2019 Plan at that time.

The options referred to above vest only if the 20 trading day volume-weighted average stock price of the Company’s shares preceding the vesting date of each tranche exceeds the exercise price of USD 11.60. This hurdle is considered a market condition. Therefore, expenses would not be reversed, if the tranches do not ultimately vest. As the 20 trading day volume-weighted average stock price exceeded the exercise price as of January 1, 2021, the first tranche vested on January 1, 2021.

The RSUs referred to above have no performance-based vesting criteria. Each RSU represents a right to receive a payment in cash or shares equal to the value of the RSU at the exercise date. The Company has a choice to settle either in cash, in shares or a combination thereof. In line with this policy, both types of awards are to be settled in shares and expire on the 10th anniversary of the grant date.

(vii)  2020 grants to new CEO

In 2020, the Company and the new CEO entered into an award agreement under the 2019 Plan pursuant to which the CEO will receive certain awards in the form of RSUs.  According to the agreement, a total of 324,000 RSUs were granted on December 1, 2020, subject to the purchase of ordinary shares of the Company in the amount of CHF 1,000k within a certain period after the grant date. Furthermore, on January 1, 2022, provided that the CEO is continuing in service with the Company, the CEO will be granted awards of RSUs in an amount equal to CHF 1,400k divided by the applicable 20-trading day volume-weighted average stock price of the Company prior to the grant date. These RSUs have a service commencement date of December 1, 2020, which corresponds to the CEO’s employment start date, as entitlement to the RSU grant is dependent on the CEO continuing his service with the Company through the grant date. However, the grant date criteria for these awards will be met on January 1, 2022 at such time when the terms of the award and number of RSU’s to be granted become fixed pursuant to the underlying award agreement. Additionally, on January 1, 2023 and on each anniversary thereafter during the term of the agreement, the supervisory board may issue to the CEO an additional annual RSU award in an amount and with terms and conditions to be determined by the supervisory board.

The RSUs referred to above have no performance-based vesting criteria. RSUs represent a right to receive a payment equal to the value of the RSU at the exercise date. All the RSUs will vest in four equal annual installments following the grant date, subject to the CEO’s continued service with the Company as of the vesting date and will be charged to profit or loss over the period by using the graded approach.

Additionally, a total of 500,000 performance-based vesting RSUs were granted to the new CEO on December 1, 2020, subject to the following conditions:

1.

200,000 RSUs will vest if the applicable volume-weighted average stock price of the Company equals or exceeds USD 24 in any consecutive three month period prior to January 1, 2023 (for these RSUs, the “initial vesting date”). To the extent that this hurdle will not be met, these RSUs will be forfeited in their entirety.

2.

300,000 RSUs will vest if the applicable volume-weighted average stock price of the Company equals or exceeds USD 33 in any consecutive three month period prior to January 1, 2024 (for these RSUs, the “initial vesting date”). To the extent that this hurdle will not be met, these RSUs will be forfeited in their entirety.

The hurdle to the performance-vesting RSUs is considered a market condition. Therefore, expenses would not be reversed, if the tranches do not ultimately vest. All the performance-vesting RSUs will vest in four equal annual installments following the relevant initial vesting date, if the applicable performance hurdles are met, and subject to the CEO’s continued service with the Company as of the vesting date and will be charged to profit or loss over the vesting period using the graded approach. If the CEO’s service with the Company terminates for any reason, any unvested RSUs will immediately be forfeited. The foregoing awards that have been granted vest in full upon the occurrence of a change in control as defined in the agreement, provided that the CEO is still eligible to participate in the 2019 Plan and in continuous service with the Company through the date of such change in control.

The contractual term of the RSUs is ten years from the respective grant dates. The RSUs issued are equity-settled.

(viii)  2020 supervisory board grants

In 2020, an agreement was entered into between the Company and Peer Schatz, as member of our supervisory board. According to this agreement, a total of 300,000 RSUs were granted pursuant to the 2019 Plan to Mr. Schatz. The RSUs will vest in four equal annual instalments on each relevant anniversary of November 25, 2020. The grant was approved in the Company’s extraordinary general meeting of shareholders on December 18, 2020. The contractual term of the RSUs is ten years from grant date. The RSUs are not subject to performance criteria and will be settled in shares.

In the same extraordinary general meeting of shareholders on December 18, 2020, shareholders also approved a new incentive compensation scheme for supervisory board members, under which certain members of the supervisory board will annually receive an award of options and RSUs for ordinary shares of the Company under the 2019 Plan with a target value of EUR 80,000 multiplied by the LTI factor. For each award, RSUs will constitute 75% of the value of the award while options will constitute the remaining 25% of the value of the award. The LTI factor will be 100% or less based on the volume-weighted average stock price of the shares over a 60 trading day period preceding December 31 of the relevant financial year. Furthermore, the chairman and vice-chairman of the supervisory board will each annually receive an additional award with a value of EUR 60,000 and EUR 40,000, respectively, multiplied by the LTI factor as of the financial year 2023; the chairman of the audit committee and the chairman of the compensation committee will each annually receive an additional award with a value of EUR 40,000 and EUR 8,000, respectively, multiplied by the LTI factor. The awards will be granted retrospectively for the preceding financial year following the audit of the Company’s annual accounts over such financial year, with the first annual awards to be granted in 2021 (in respect of the 2020 financial year). The awards will vest in four equal annual instalments on each relevant anniversary of the grant date, will expire on the ten-year anniversary of the grant date and are not subject to any performance criteria.

The options and RSU awards referred above have a service commencement date of December 18, 2020, based on when the understanding was reached between the Company and the holders regarding the required services to contribute to the achievement of the long-term incentive targets. However, the grant date criteria for these awards will be met at each future annual grant date, upon the approval of the audited annual accounts, at such time when the terms and value of the awards to be granted become fixed.

The foregoing awards are equity-settled and will vest in full upon the occurrence of a change in control as defined in the agreement, unless the holder is no longer eligible to participate in the plan at that time. The awards will be charged to profit or loss over the service period using the graded approach, pursuant to the equal annual vesting instalments.

Recapitulation of awards granted in 2020

The movement of the total awards granted in 2020 under the 2019 Plan, as disclosed under note 20(vi), 20(vii) and 20(viii), excluding the replacement of the ESOP 2019 as disclosed under note 20(v), can be specified as follows:

	2020
	Options		RSUs
	Number	WAEP (USD)	Number	WAEP
Outstanding as of January 1	—	—	—	—
Granted during the year(1)	154,925	11.60	1,585,100	—
Exercised during the year	—	—	—	—
Outstanding as of December 31	154,925	11.60	1,585,100	—
Vested as of December 31	36,175	11.60	124,850	—
Exercisable as of December 31	36,175	11.60	124,850	—

(1)             The granted options and RSUs do not include the number of RSUs to be granted to the new CEO from 2022 (note 20(vii)) and the number of RSUs and options to be granted to be certain supervisory board members annually (note 20(viii)) based on the grant date criteria, as the number of grants to the new CEO depends on the volume-weighted average stock price of the Company and the number of grants to certain supervisory board members depends on the LTI factor determined at the respective grant dates.

Valuation of Options

Virtual share option program 2016 and 2017

The fair values of the 2016 VSOP upon its exercise and 2017 VSOP upon its cancellation in 2019 were based on the cash payments to which the holders of the virtual options are entitled, which were calculated according to the formulae as stipulated in the respective programs.  The cash payment is with reference to the share price of Centogene N.V. at the date of IPO.

Equity share option 2017 and Equity share option 2019

The fair values of ESOP 2017 and ESOP 2019 were estimated at the date of grant using the Black-Scholes option pricing model, taking into account the terms and conditions under which the share options were granted.  The model takes into account historical and expected dividends, and the share price volatility of other public companies in the relevant industries to predict the share performance.  There are no cash settlement alternatives for either the option holders or the Company.

The key assumptions used to derive the option value are set out below:

	2019
	ESOP 2017	ESOP 2019
Exercise price (EUR)	0.12	12.58
Share price at grant date (EUR)	12.58	12.58
Volatility (%)	70	70
Risk‑free interest rate (%)	(0.7)	(0.7)
Dividend yield (%)	0	0
Option term (years)	10	10

Valuation of 2020 grants

The fair value of the replacement awards granted to Flemming Ornskov under the 2019 Plan and the awards granted to other participants under the 2019 Plan in 2020 were estimated at the grant date. The fair value of the standard RSUs (i.e., those without performance-based vesting criteria) is based on the observed value of the underlying shares. As no dividend payments are expected over the vesting period, no further adjustment is required. The weighted average fair value of standard RSUs granted under the 2019 Plan during the year ended December 31, 2020 was USD 11.62.

The fair value of the ESOP 2019 replacement was estimated at the date of grant using the Black-Scholes option pricing model, taking into account the terms and conditions on which the options were granted. The fair value of the options and performance-based RSUs as of the grant date was determined using a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that market conditions will be achieved. The key assumptions used to derive the option and performance-based RSUs value and the weighted average fair value are set out below:

	2020 Fair Value assumptions
	ESOP 2019	Options	Performormance
	Replacement		Based RSUs
Exercise price (USD)	14.00	11.60	n/a
Share price at grant date (USD)	12.02	11.05	12.54
Volatility (%)	75	75	88
Risk‑free interest rate (%)	1.0	0.8	0.2-0.3
Dividend yield (%)	0	0	0
Expected contractual life (years)	8.9	10	12.08-13.08
Weighted average fair value (USD)	12.02	6.20	8.23

The expense recognized for the above share-based payment transactions during the year is shown in the following table:

in EUR k	2018	2019	2020
Expenses arising from cash-settled share-based payment transactions	5,521	5,714	—
- 2016 VSOP	1,442	596	—
- 2017 VSOP (2019: including modification gain)	4,079	5,118	—
Expenses arising from equity-settled share-based payment transactions	—	704	5,658
- ESOP 2019, including replacement by RSUs		704	2,105
- 2020 grants to management board and employees		—	3,217
- 2020 grants to new CEO		—	269
- 2020 supervisory board grant		—	67
Total expenses arising from share‑based payment transactions	5,521	6,418	5,658